INVENTORIES	12 Months Ended
Dec. 31, 2023
Schedule Of Inventories
INVENTORIES

7	INVENTORIES

	2023	2022
	USD	USD

Raw materials	549,541	4,427,134
Work in progress	372,190	1,742,927
Finished goods	7,307,695	6,566,406
Spare parts for production	309,387	391,263
Total	8,538,813	13,127,730

Note: Write-down of inventories to net realizable value amounted to USD1,933,391 (2022: Nil). These were recognized as an expense during the year ended December 31, 2023 and included in “cost of revenue” in the consolidated statement of profit or loss.